Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Pension Costs
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Benefit Plans

The components of our consolidated net pension costs are set forth in the following table:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$996	$992
Interest cost	2,482	2,769
Expected return on plan assets	(3,004)	(2,777)

Net cost	$474	$984

	Successor
	2017		2016		For the period August 15 through December 31, 2015
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

			(Dollars in thousands)
Service cost	$1,305	$710	$1,325	$698	$386	$281
Interest cost	5,352	199	5,744	243	2,200	94
Expected return on assets	(5,268)	(299)	(4,940)	(298)	(1,885)	(59)
Curtailment gain	—	—	—	—	—	(675)
Mark-to-market loss (gain)	(4,140)	(53)	(2,322)	(220)	716	1,843

Pension costs	$(2,751)	$557	$(193)	$423	$1,417	$1,484

	Predecessor
	For the period January 1 through August 14, 2015
	U.S.	Foreign

Service cost	$151	$98
Interest cost	854	554
Amortization of prior service cost	—	(12)

Pension costs	$1,005	$640

Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Benefit Plans

The components of our consolidated net postretirement costs are set forth in the following table:

For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$—	$1
Interest cost	502	483

Net cost	$502	$484

	Successor

					For the period August 15 through
	2017		2016		December 31, 2015

	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$2	$—	$4	—	$5
Interest cost	333	653	360	764	142	289
Plan amendment / curtailment	—	—	—	(993)	—	—
Mark-to-market (gain) loss	(1,257)	742	(191)	(225)	(100)	(621)

Post-employment benefits cost (benefit)	$(924)	$1,397	$169	$(450)	$42	$(327)

	Successor

	For the period January 1 through August 14, 2015

	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$9
Interest cost	223	433
Plan amendment / curtailment	—	—
Mark-to-market (gain) loss	—	—

Post-employment benefits cost (benefit)	$223	$442